OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Cost-method Investments [Line Items]
Rental and other deposits	$ 4,933	$ 2,375
Rental deposits paid to lessors for sublease services	1,711	4,420
Others	747	774
Other non-current assets	$ 7,391	$ 7,568